Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
CIK	dei_EntityCentralIndexKey	0000856671
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2023
Prospectus Date	rr_ProspectusDate	Oct. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A